Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2016
Stockholders' Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
As of March 31, 2016, approximately 15.2 million shares of common stock were issuable upon exercise of stock options and warrants, as follows:

Exercise of stock options	3,999,325
Exercise of warrants	11,153,868
Total shares of common stock reserved for future issuances	15,153,193